Trade and other payables - Development and sales milestones payable (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination
Maximum future milestones	$ 5,106	$ 5,534	$ 5,457	$ 6,411
BMS's share of Global Diabetes Alliance
Disclosure of detailed information about business combination
Maximum future milestones	3,983	$ 4,477	$ 4,240
Maximum | Spirogen
Disclosure of detailed information about business combination
Maximum future milestones	216
Maximum | Amplimmune
Disclosure of detailed information about business combination
Maximum future milestones	275
Maximum | Omthera
Disclosure of detailed information about business combination
Maximum future milestones	120
Maximum | Pearl Therapeutics
Disclosure of detailed information about business combination
Maximum future milestones	390
Maximum | BMS's share of Global Diabetes Alliance
Disclosure of detailed information about business combination
Maximum future milestones	600
Maximum | Almirall
Disclosure of detailed information about business combination
Maximum future milestones	620
Maximum | Definiens Group
Disclosure of detailed information about business combination
Maximum future milestones	$ 150